Note 19 - Segments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended December 31, 2016	Diagnostics	Therapeutics	Corporate	Total
Tc99m tilmanocept sales revenue:
United States	$—	$—	$—	$—
International	39,601	—	—	39,601
Tc99m tilmanocept license revenue	1,795,625	—	—	1,795,625
Grant and other revenue	3,011,642	124,766	—	3,136,408
Total revenue	4,846,868	124,766	—	4,971,634
Cost of goods sold, excluding depreciation and amortization	62,260	—	—	62,260
Research and development expenses, excluding depreciation and amortization	6,375,929	762,151	—	7,138,080
Selling, general and administrative expenses, excluding depreciation and amortization ( a )	—	63,158	7,403,329	7,466,487
Depreciation and amortization ( b )	56,317	—	397,232	453,549
Income (loss) from operations ( c )	(1,647,638)	(700,543)	(7,800,561)	(10,148,742)
Other income (expense), excluding equity in the loss of R-NAV, LLC ( d )	—	—	2,786,007	2,786,007
Equity in the loss of R-NAV, LLC	—	—	(15,159)	(15,159)
Net loss from continuing operations	(1,647,638)	(700,543)	(5,029,713)	(7,377,894)
Loss from discontinued operations, net of tax effect	(6,931,137)	—	—	(6,931,137)
Net income (loss)	(8,578,775)	(700,543)	(5,029,713)	(14,309,031)
Total assets, net of depreciation and amortization:
United States	$3,815,271	$15,075	$8,498,797	$12,329,143
International	131,752	—	781	132,533
Capital expenditures	—	—	1,847	1,847
Year Ended December 31, 2015	Diagnostics	Therapeutics	Corporate	Total
Tc99m tilmanocept sales revenue:
United States	$—	$—	$—	$—
International	19,075	—	—	19,075
Tc99m tilmanocept license revenue	1,133,333	—	—	1,133,333
Grant and other revenue	1,860,953	—	—	1,860,953
Total revenue	3,013,361	—	—	3,013,361
Cost of goods sold, excluding depreciation and amortization	3,226	—	—	3,226
Research and development expenses, excluding depreciation and amortization	9,831,834	730,895	—	10,562,729
Selling, general and administrative expenses, excluding depreciation and amortization ( a )	—	123,884	10,242,066	10,365,950
Depreciation and amortization (b )	232,091	—	290,105	522,196
Loss from operations ( c )	(7,053,790)	(854,779)	(10,532,171)	(18,440,740)
Other income (expense), excluding equity in the loss of R-NAV, LLC ( d )	—	—	(4,298,604)	(4,298,604)
Equity in the loss of R-NAV, LLC	—	—	(305,253)	(305,253)
Net loss from continuing operations	(7,053,790)	(854,779)	(15,136,028)	(23,044,597)
Income from discontinued operations, net of tax effect ( e )	(5,713,598)	—	1,194,660	(4,518,938)
Net loss	(12,767,388)	(854,779)	(13,941,368)	(27,563,535)
Total assets, net of depreciation and amortization:
United States	$4,161,029	$—	$10,391,805	$14,552,834
International	410,666	—	1,013	411,679
Capital expenditures	26,589	—	12,412	39,001